Statutory and other information - Accumulated accrued benefits (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Accumulated accrued benefits	€ 3.9	€ 3.9	€ 4.1
Michael O'Leary
Disclosure of transactions between related parties [line items]
Accumulated accrued benefits	€ 0.1	€ 0.1	€ 0.1